Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Disclosure of detailed information about intangible assets

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Acquisition value
At January 1, 2020	4,436	10,667	28,681	1,652	45,436
Additions	378	3,072	—	3,168	6,618
Acquisition of a subsidiary	—	—	7,931	86	8,017
Disposals	(226)	(2,227)	—	(68)	(2,521)
Transfer between accounts	75	47	—	(180)	(58)
Currency translation	(1)	(65)	(1,128)	—	(1,194)
Other	—	—	—	—	—
At December 31, 2020	4,662	11,494	35,484	4,658	56,298
Additions	660	70	—	3,058	3,788
Acquisition of a subsidiary	—	—	—	—	—
Disposals	(153)	(23)	—	(65)	(242)
Transfer between accounts	272	162	2	(496)	(60)
Currency translation	1	6	386	—	393
Other	—	—	—	—	—
At December 31, 2021	5,442	11,709	35,872	7,155	60,177
Additions	362	184	—	2,619	3,165
Acquisition of a subsidiary	1,241	—	8,613	—	9,855
Disposals	(267)	(1,142)	—	—	(1,409)
Transfer between accounts	137	1,908	—	(1,248)	797
Currency translation	(1)	20	(54)	1	(33)
Other	—	—	—	—	—
At December 31, 2022	6,915	12,679	44,431	8,527	72,552

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Amortization & Impairments
At January 1, 2020	(2,798)	(7,740)	(7,503)	—	(18,041)
Amortization charge for the year	(465)	(2,223)	(2,021)	—	(4,709)
Impairments	—	—	(1,149)	(2,090)	(3,239)
Disposals	211	2,119	—	(22)	2,308
Transfer between accounts	—	109	—	—	109
Currency translation	1	14	240	—	255
Other	—	—	—	—	—
At December 31, 2020	(3,051)	(7,721)	(10,433)	(2,112)	(23,317)
Amortization charge for the year	(392)	(1,831)	(2,523)	—	(4,746)
Impairments	—	(231)	—	—	(231)
Disposals	107	23	—	—	131
Transfer between accounts	(1)	(33)	(0)	22	(12)
Currency translation	(1)	(5)	(287)	—	(293)
Other	—	(41)	—	—	(41)
At December 31, 2021	(3,337)	(9,839)	(13,244)	(2,090)	(28,510)
Amortization charge for the year	(1,729)	(1,416)	(3,780)	—	(6,926)
Impairments	(29)	(672)	—	—	(702)
Disposals	267	1,142	—	—	1,408
Transfer between accounts	—	—	—	—	—
Currency translation	—	(15)	67	—	52
Other	—	—	—	—	—
At December 31, 2022	(4,829)	(10,799)	(16,957)	(2,090)	(34,676)

Net carrying value
At December 31, 2022	2,086	1,879	27,474	6,437	37,875
At December 31, 2021	2,105	1,869	22,628	5,065	31,668
At December 31, 2020	1,611	3,773	25,051	2,546	32,981
At January 1, 2020	1,638	2,927	21,178	1,652	27,395